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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-8934

ING Strategic Allocation Portfolios, Inc.

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ	85258

(Address of principal executive offices)	(Zip code)

The Corporation Trust Incorporated,

300 E. Lombard Street,

Baltimore, MD 21201

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: January 1, 2011 to June 30, 2011

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report

June 30, 2011

Classes I and S

Strategic Allocation Funds-of-Funds

■	ING Strategic Allocation Conservative Portfolio

■	ING Strategic Allocation Growth Portfolio

■	ING Strategic Allocation Moderate Portfolio

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

MUTUAL FUNDS

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the ING Funds’ website at www.inginvestment.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the ING Funds’ website at www.inginvestment.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330; and is available upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

Market Impact of the S&P Downgrade

Dear Shareholder,

After several weeks of partisan wrangling, Washington was finally able to reach an eleventh-hour agreement to raise the debt ceiling. The deal — which increases the debt ceiling by $2.4 trillion in two stages in exchange for a similar level of spending cuts over ten years — will allow the U.S. Treasury to fund itself in the global capital markets until early 2013 (i.e., shortly after the next presidential election). While the deal averted the worst-possible outcome — a U.S. government default — it left many difficult questions unanswered; namely, which programs will bear the brunt of the spending cuts and what to do about the country’s largest fiscal-spending challenges, health care and social security. These concerns, and the fractious debate that led to the debt ceiling increase, prompted Standard & Poor’s to downgrade the United States’ long-term debt, from AAA to AA+, on August 5.

The markets reacted strongly, taking investors on a roller coaster ride as stocks rose and plunged in the days following the downgrade. Investors already were concerned about evidence of slowing global economic growth; the downgrade refocused attention on the lack of confidence in the developed world and the U.S. in particular. It is possible that the downgrade could lead to higher interest rates over the long term, though we presently see no evidence of this. The Federal Reserve announced on August 9 that it would keep the federal funds target range at 0.00–0.25%, and that economic conditions were likely to warrant exceptionally low levels for the federal funds rate at least through mid-2013. As a result, many forecasters expect any long-term increase in interest rates to be relatively modest.

Nonetheless, we are concerned about the tightening of financial conditions caused by the equity sell-off and its effects on business and consumer confidence. Falling markets can lead to a pull-back by consumers and cause the economy to slow further. How can you protect yourself as an investor Diversify across the globe. Don’t give up on the U.S. — we are still one of the most dynamic players on the world stage — but seek to spread your risks as widely as possible. Ask your financial advisor to help you devise a plan to optimize your portfolio’s diversification.

Thank you for your confidence in ING Funds. It is our privilege to serve your investment needs, and we look forward to continuing to do so in the future.

Sincerely,

Shaun Mathews

President and Chief Executive Officer

ING Funds

August 12, 2011

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice. Consider the fund’s investment objectives, risks, and charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

MARKET PERSPECTIVE:  SIX MONTHS ENDED JUNE 30, 2011

In our last report we noted that investor sentiment had turned distinctly positive, despite lingering concerns. By early May, investors seemed to have shrugged off these and two additional, unforeseeable crises, pushing global equities in the form of the MSCI World IndexSM measured in local currencies, including net reinvested dividends (“MSCI” for regions discussed below) up by 6%. But then doubts set in and as late as June 24 the index was down for the year, before a dramatic recovery in the last four days led to a return of 2.92% for the six-month period. (The MSCI World IndexSM returned 5.29% for the six-month period, measured in U.S. dollars.)

In the U.S. the year started off well enough, until economic and other news started to deteriorate.

By April 2011, the unemployment rate had improved to 8.8%, the lowest in 24 months, with more than 200,000 new private sector jobs being created monthly. But in May the rise in non-farm payrolls fell to just 54,000 and the unemployment rate rebounded to 9.1%, with 45.1% of those affected unemployed for more than 26 weeks.

Gross Domestic Product (“GDP”) growth, having accelerated to 3.1% (annualized), dropped to 1.9% in the latest quarter. By April 2011, consumer spending had scored ten straight monthly increases, but was losing momentum. In May, growth in spending stalled all together and in real terms was in decline. Purchasing managers’ indices initially signaled the busiest manufacturing and service sectors in five years, but then fell back.

In housing, sales of new and existing homes which had slumped after the expiry in April 2010 of a program of tax credits for home buyers, seemed to be stabilizing at low levels. But by May both were in decline again. The main disappointment however, was the confirmation in May of the “double dip” in housing prices, when the S&P/Case-Shiller 20-City Composite Home Price Index slipped below the trough recorded in April 2009. The index level reported in June was last seen in early 2003 and stood nearly one third below the peak of July 2006.

A slowdown of sorts was also taking place in China. Its economy grew at 10.3% in 2010, displacing Japan as the world’s second largest economy and the U.S. as the world’s biggest manufacturer. But such fast development has brought growth-threatening imbalances, including inflation above 5% and a housing bubble. The Bank of China increased banks’ reserve ratio requirements six times and raised interest rates twice in the first half of 2011, and by the end, the closely watched Chinese purchasing managers’ index was registering near-stagnation.

Arguably the largest single depressant to investors’ risk appetite was renewed anxiety about euro zone sovereign debt. Chronically low-growth Portugal became the third country in a year to request a bail-out. More importantly it became evident that the austerity measures imposed on Greece as a condition of its 2010 bail-out had not reduced its budget deficit sufficiently. Euro zone leaders’ openly bickered about what to do. Finally, in the last few days of June, the Greek parliament approved a new austerity and privatization package and tensions eased.

Other events moved markets — at least for a while. In January, popular revolt erupted in North Africa. By March, Libya, a significant oil producer, was effectively in a civil war, helping to lift the price of oil temporarily above $100 per barrel. The massive earthquake and tsunami that hit Japan on March 11 caused surprisingly extensive disruption of global supplies of electrical and digital components. Five days later global equities briefly touched their low point of the year.

In U.S. fixed income markets, the Barclays Capital U.S. Aggregate Bond Index of investment grade bonds rose 2.72% for the six-month period, mostly in April and May. Within this, the Barclays Capital U.S. Treasury Index returned 2.22%, underperforming the 3.16% on the Barclays Capital Corporate Investment Grade Bond Index for the six-month period. The Barclays Capital High Yield Bond — 2% Issuer Constrained Composite Index did better still, with a return of 4.98% for the six-month period.

U.S. equities, represented by the S&P 500® Index, including dividends, returned 6.02% for the six-month period, adding just 10 basis points after the best first quarter since 1998. Investors shrugged off the June 30th end of QE2, the program of quantitative easing announced last August, as the Greek debt crisis receded. The operating earnings of S&P 500® companies in the second quarter were on the cusp of beating their all time record of exactly four years earlier and, on that basis at least, valuations looked undemanding.

In currencies, euro zone angst during the six-month period vied with the perceived dollar-negative threat of another energy crisis. The U.S. dollar benefited periodically from safe haven status. But markets ended the quarter in a more sanguine mood and with the European Central Bank now raising interest rates, the U.S. dollar ultimately fell 7.91% against the euro, 3.43% against the pound and even lost 0.69% to the yen for the six-month period.

Internationally, the MSCI Japan® Index lost 5.16% for the six-month period, weighed down by the disruptive aftermath of natural disaster, as the economy re-entered recession. The MSCI Europe ex UK® Index returned 2.13% for the six-month period, boosted by a gain of 4.29% in the last four days. Market returns did not necessarily follow the pattern of the two-tier economy that had developed, with economic statistics favoring more soundly based countries at the expense of the peripherals. As in the U.S., measures of business activity and confidence deteriorated as the quarter ended. The MSCI UK® Index added 2.95% for the six-month period, defying the prospect of severe public spending cuts intended to eliminate an 11% budget deficit, GDP that had not grown from its mid 2010 level and inflation at 4.5%.

Parentheses denote a negative number.

All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.inginvestment.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of ING’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

BENCHMARK DESCRIPTIONS

Index	Description
MSCI World IndexSM	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P/Case-Shiller 20-City Composite Home Price Index	A composite index of the home price index for the top 20 Metropolitan Statistical Areas in the United States. The index is published monthly by Standard & Poor’s.
Barclays Capital U.S. Aggregate Bond Index	An unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Barclays Capital U.S. Treasury Index	An unmanaged index that includes public obligations of the U.S. Treasury. Treasury bills, certain special issues, such as state and local government series bonds (SLGs), as well as U.S. Treasury TIPS and STRIPS, are excluded.
Barclays Capital Corporate Investment Grade Bond Index	The corporate component of the Barclays Capital U.S. Credit Index. The U.S. Credit Index includes publicly-issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. The index includes both corporate and non-corporate sectors. The corporate sectors are industrial, utility and finance, which includes both U.S. and non-U.S. corporations.
Barclays Capital High Yield Bond — 2% Constrained Composite Index	An unmanaged index that includes all fixed income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees; and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2010 to June 30, 2011. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension or retirement plan. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2011**	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2011**
ING Strategic Allocation Conservative Portfolio
Class I	$1,000.00	$1,045.90	0.05%	$0.25	$1,000.00	$1,024.55	0.05%	$0.25
Class S	1,000.00	1,044.40	0.30	1.52	1,000.00	1,023.31	0.30	1.51
ING Strategic Allocation Growth Portfolio
Class I	$1,000.00	$1,053.90	0.05%	$0.25	$1,000.00	$1,024.55	0.05%	$0.25
Class S	1,000.00	1,053.00	0.30	1.53	1,000.00	1,023.31	0.30	1.51
ING Strategic Allocation Moderate Portfolio
Class I	$1,000.00	$1,050.30	0.07%	$0.36	$1,000.00	$1,024.45	0.07%	$0.35
Class S	1,000.00	1,049.10	0.32	1.63	1,000.00	1,023.21	0.32	1.61

*	Expense ratios do not include expenses of the underlying funds.
**	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2011 (UNAUDITED)

	ING Strategic Allocation Conservative Portfolio	ING Strategic Allocation Growth Portfolio	ING Strategic Allocation Moderate Portfolio
ASSETS:
Investments in affiliated underlying funds*	$87,531,886	$163,331,006	$161,913,313
Cash	24,611	44,280	37,410
Receivables:
Investments in affiliated underlying funds sold	532,901	841,458	942,171
Fund shares sold	1,041	4,095	4,498
Dividends	—	797	382
Prepaid expenses	560	988	990
Reimbursement due from manager	13,130	19,648	17,692

Total assets	88,104,129	164,242,272	162,916,456

LIABILITIES:
Payable for investments in affiliated underlying funds	514,229	688,884	917,469
Payable for fund shares redeemed	44,326	200,953	66,611
Payable to affiliates	9,938	18,070	18,050
Payable for directors fees	451	852	832
Other accrued expenses and liabilities	31,898	44,701	29,515

Total liabilities	600,842	953,460	1,032,477

NET ASSETS	$87,503,287	$163,288,812	$161,883,979

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$99,294,165	$197,416,628	$191,760,640
Undistributed net investment income	258,002	953,809	708,903
Accumulated net realized loss	(23,206,623)	(59,077,287)	(53,164,185)
Net unrealized appreciation	11,157,743	23,995,662	22,578,621

NET ASSETS	$87,503,287	$163,288,812	$161,883,979

* Cost of investments in affiliated underlying funds	$76,374,142	$139,335,481	$139,334,756

Class I:
Net assets	$86,037,431	$162,324,018	$160,603,635
Shares outstanding(1)	8,221,401	15,412,490	15,313,461
Net asset value and redemption price per share	$10.47	$10.53	$10.49
Class S:
Net assets	$1,465,856	$964,794	$1,280,344
Shares outstanding(1)	140,863	92,271	122,694
Net asset value and redemption price per share	$10.41	$10.46	$10.44

(1)	100,000,000 shares authorized; $0.001 par value.

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)

	ING Strategic Allocation Conservative Portfolio	ING Strategic Allocation Growth Portfolio	ING Strategic Allocation Moderate Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$283,895	$999,049	$771,842

Total investment income	283,895	999,049	771,842

EXPENSES:
Investment management fees	35,745	67,628	66,047
Distribution and service fees	2,052	2,052	3,312
Transfer agent fees	118	141	94
Administrative service fees	24,573	46,492	45,406
Shareholder reporting expense	4,583	12,185	8,720
Registration fees	617	—	—
Professional fees	11,545	20,935	19,608
Custody and accounting expense	3,620	6,244	6,335
Directors fees	627	1,214	1,168
Miscellaneous expense	6,115	8,309	6,954

Total expenses	89,595	165,200	157,644
Net waived and reimbursed fees	(65,072)	(120,636)	(96,318)

Net expenses	24,523	44,564	61,326

Net investment income	259,372	954,485	710,516

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	243,518	(1,521,759)	(778,500)
Foreign currency related transactions	—	—	23

Net realized gain (loss)	243,518	(1,521,759)	(778,477)

Net change in unrealized appreciation or depreciation on:
Affiliated underlying funds	3,508,898	9,636,920	8,288,857
Foreign currency related transactions	—	63	42

Net change in unrealized appreciation or depreciation	3,508,898	9,636,983	8,288,899

Net realized and unrealized gain	3,752,416	8,115,224	7,510,422

Increase in net assets resulting from operations	$4,011,788	$9,069,709	$8,220,938

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Strategic Allocation Conservative Portfolio		ING Strategic Allocation Growth Portfolio
	Six Months Ended June 30, 2011	Year Ended December 31, 2010	Six Months Ended June 30, 2011	Year Ended December 31, 2010
FROM OPERATIONS:
Net investment income	$259,372	$3,421,578	$954,485	$4,095,500
Net realized gain (loss)	243,518	(5,780,265)	(1,521,759)	(11,737,988)
Net change in unrealized appreciation or depreciation	3,508,898	12,151,673	9,636,983	28,147,290

Increase in net assets resulting from operations	4,011,788	9,792,986	9,069,709	20,504,802

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	(3,394,780)	(4,262,914)	(4,132,232)	(6,132,027)
Class S	(60,314)	(73,828)	(41,576)	(57,848)

Total distributions	(3,455,094)	(4,336,742)	(4,173,808)	(6,189,875)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	4,800,585	10,768,391	2,008,695	5,717,089
Reinvestment of distributions	3,455,094	4,336,742	4,173,808	6,189,875

	8,255,679	15,105,133	6,182,503	11,906,964
Cost of shares redeemed	(13,146,622)	(24,147,209)	(20,637,271)	(23,160,975)

Net decrease in net assets resulting from capital share transactions	(4,890,943)	(9,042,076)	(14,454,768)	(11,254,011)

Net increase (decrease) in net assets	(4,334,249)	(3,585,832)	(9,558,867)	3,060,916

NET ASSETS:
Beginning of period	91,837,536	95,423,368	172,847,679	169,786,763

End of period	$87,503,287	$91,837,536	$163,288,812	$172,847,679

Undistributed net investment income at end of period	$258,002	$3,453,724	$953,809	$4,173,132

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Strategic Allocation Moderate Portfolio
	Six Months Ended June 30, 2011	Year Ended December 31, 2010
FROM OPERATIONS:
Net investment income	$710,516	$5,203,338
Net realized loss	(778,477)	(12,428,980)
Net change in unrealized appreciation or depreciation	8,288,899	25,778,239

Increase in net assets resulting from operations	8,220,938	18,552,597

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	(5,188,279)	(6,704,131)
Class S	(86,901)	(112,464)

Total distributions	(5,275,180)	(6,816,595)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	3,554,503	7,366,034
Reinvestment of distributions	5,275,180	6,816,595

	8,829,683	14,182,629
Cost of shares redeemed	(17,177,666)	(27,785,016)

Net decrease in net assets resulting from capital share transactions	(8,347,983)	(13,602,387)

Net decrease in net assets	(5,402,225)	(1,866,385)

NET ASSETS:
Beginning of period	167,286,204	169,152,589

End of period	$161,883,979	$167,286,204

Undistributed net investment income at end of period	$708,903	$5,273,567

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions						Ratios to average net assets							Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments, if any(2)(3)(4)		Expenses net of all reductions/ additions(2)(3)(4)		Net investment income (loss)(2)(3)(4)		Net assets, end of year or period	Portfolio turnover rate

Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000's)	(%)
ING Strategic Allocation Conservative Portfolio
Class I
06-30-11	10.41	0.03	•	0.45	0.48	0.42	—	—	0.42	10.47	4.59	0.20	0.05		0.05		0.58		86,037	18
12-31-10	9.80	0.36	•	0.70	1.06	0.45	—	—	0.45	10.41	11.07	0.20	0.09		0.09		3.66		90,086	88
12-31-09	9.13	0.45	•	1.03	1.48	0.81	—	—	0.81	9.80	18.00	0.20	0.10		0.10		5.04		93,792	56
12-31-08	13.51	0.51		(3.39)	(2.88)	0.51	0.99	—	1.50	9.13	(23.65)	0.39	0.27	†	0.27	†	3.99	†	86,257	277
12-31-07	13.55	0.46	•	0.29	0.75	0.45	0.34	—	0.79	13.51	5.80	0.73	0.65	†	0.65	†	3.40	†	136,938	422
12-31-06	13.27	0.42	•	0.64	1.06	0.35	0.43	—	0.78	13.55	8.37	0.72	0.65		0.65		3.18		146,397	335
Class S
06-30-11	10.34	0.01	•	0.45	0.46	0.39	—	—	0.39	10.41	4.44	0.45	0.30		0.30		0.35		1,466	18
12-31-10	9.73	0.34		0.70	1.04	0.43	—	—	0.43	10.34	10.91	0.45	0.34		0.34		3.53		1,752	88
12-31-09	9.06	0.43	•	1.02	1.45	0.78	—	—	0.78	9.73	17.79	0.45	0.35		0.35		4.89		1,631	56
12-31-08	13.44	0.39		(3.29)	(2.90)	0.49	0.99	—	1.48	9.06	(23.92)	0.64	0.52	†	0.52	†	3.89	†	1,368	277
12-31-07	13.50	0.42	•	0.29	0.71	0.43	0.34	—	0.77	13.44	5.53	0.98	0.90	†	0.90	†	3.18	†	1,529	422
12-31-06	13.25	0.39	•	0.64	1.03	0.35	0.43	—	0.78	13.50	8.13	0.97	0.90		0.90		3.00		717	335
ING Strategic Allocation Growth Portfolio
Class I
06-30-11	10.24	0.06	•	0.50	0.56	0.27	—	—	0.27	10.53	5.39	0.19	0.05		0.05		1.13		162,324	14
12-31-10	9.39	0.23	•	0.97	1.20	0.35	—	—	0.35	10.24	13.06	0.19	0.09		0.09		2.47		171,094	36
12-31-09	9.04	0.37		1.48	1.85	0.97	0.53	—	1.50	9.39	25.37	0.20	0.13		0.13		4.12		168,071	75
12-31-08	16.57	0.38		(5.65)	(5.27)	0.33	1.93	—	2.26	9.04	(36.13)	0.39	0.33	†	0.33	†	2.83	†	146,862	235
12-31-07	17.06	0.30	•	0.52	0.82	0.30	1.01	—	1.31	16.57	5.04	0.71	0.71	†	0.71	†	1.79	†	269,587	240
12-31-06	15.48	0.28	•	1.73	2.01	0.22	0.21	—	0.43	17.06	13.19	0.71	0.71		0.71		1.77		298,451	233
Class S
06-30-11	10.16	0.05	•	0.49	0.54	0.24	—	—	0.24	10.46	5.30	0.44	0.30		0.30		1.01		965	14
12-31-10	9.32	0.21	•	0.96	1.17	0.33	—	—	0.33	10.16	12.81	0.44	0.34		0.34		2.22		1,753	36
12-31-09	8.99	0.32	•	1.49	1.81	0.95	0.53	—	1.48	9.32	24.90	0.45	0.38		0.38		3.88		1,715	75
12-31-08	16.49	0.32	•	(5.57)	(5.25)	0.32	1.93	—	2.25	8.99	(36.19)	0.64	0.58	†	0.58	†	2.72	†	1,322	235
12-31-07	17.00	0.26	•	0.52	0.78	0.28	1.01	—	1.29	16.49	4.77	0.96	0.96	†	0.96	†	1.55	†	725	240
12-31-06	15.46	0.23	•	1.73	1.96	0.21	0.21	—	0.42	17.00	12.91	0.96	0.96		0.96		1.47		308	233
ING Strategic Allocation Moderate Portfolio
Class I
06-30-11	10.31	0.05	•	0.47	0.52	0.34	—	—	0.34	10.49	5.03	0.19	0.07		0.07		0.86		160,604	16
12-31-10	9.58	0.30	•	0.83	1.13	0.40	—	—	0.40	10.31	12.03	0.19	0.10		0.10		3.15		164,412	60
12-31-09	9.10	0.39	•	1.30	1.69	0.91	0.30	—	1.21	9.58	21.84	0.21	0.13		0.13		4.47		166,449	62
12-31-08	15.16	0.44		(4.54)	(4.10)	0.40	1.56	—	1.96	9.10	(30.48)	0.38	0.31	†	0.31	†	3.35	†	152,965	255
12-31-07	15.32	0.36	•	0.44	0.80	0.36	0.60	—	0.96	15.16	5.48	0.72	0.70	†	0.70	†	2.36	†	263,759	302
12-31-06	14.35	0.33	•	1.23	1.56	0.27	0.32	—	0.59	15.32	11.17	0.71	0.70		0.70		2.26		298,715	258

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions						Ratios to average net assets							Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments, if any(2)(3)(4)		Expenses net of all reductions/ additions(2)(3)(4)		Net investment income (loss)(2)(3)(4)		Net assets, end of year or period	Portfolio turnover rate

Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000's)	(%)
ING Strategic Allocation Moderate Portfolio (Continued)
Class S
06-30-11	10.25	0.04	•	0.47	0.51	0.32	—	—	0.32	10.44	4.91	0.44	0.32		0.32		0.71		1,280	16
12-31-10	9.53	0.27		0.83	1.10	0.38	—	—	0.38	10.25	11.77	0.44	0.35		0.35		2.92		2,874	60
12-31-09	9.05	0.38		1.28	1.66	0.88	0.30	—	1.18	9.53	21.60	0.46	0.38		0.38		4.34		2,703	62
12-31-08	15.10	0.37	•	(4.48)	(4.11)	0.38	1.56	—	1.94	9.05	(30.68)	0.63	0.56	†	0.56	†	3.30	†	2,192	255
12-31-07	15.27	0.32	•	0.44	0.76	0.33	0.60	—	0.93	15.10	5.25	0.97	0.95	†	0.95	†	2.11	†	1,192	302
12-31-06	14.34	0.29	•	1.22	1.51	0.26	0.32	—	0.58	15.27	10.80	0.96	0.95		0.95		2.00		693	258

(1)

Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.
(3)	Expense ratios do not include expenses of underlying funds and do not include fees and expenses charged under the variable annuity contract or life insurance policy.
(4)

Expense ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by the Investment Adviser and/or the Distributor or reductions from brokerage commission recapture arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor but prior to reductions from brokerage commission recapture arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

•	Calculated using average number of shares outstanding throughout the period.
†	Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income ratio.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED)

NOTE 1 — ORGANIZATION

Organization. ING Strategic Allocation Portfolios, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

The Company was incorporated under the laws of Maryland on October 14, 1994. There are three separate investment series (each a “Portfolio”, collectively the “Portfolios”) that comprise the Company: ING Strategic Allocation Conservative Portfolio (“Strategic Allocation Conservative”), ING Strategic Allocation Growth Portfolio (“Strategic Allocation Growth”), and ING Strategic Allocation Moderate Portfolio (“Strategic Allocation Moderate”). Each Portfolio currently seeks to achieve its investment objective by investing in other ING Funds (“Underlying Funds”) and each uses asset allocation strategies to determine how to invest in the Underlying Funds. The Underlying Funds, in turn, invest in equity and fixed-income securities and money market instruments.

Each Portfolio offers Class I and Class S shares. Each class has equal rights as to class and voting privileges. The two classes differ principally in the applicable distribution and service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolios and earn income and realized gains/losses from a Portfolio pro rata based on the average daily net assets of each class, without distinction between share classes. Expenses that are specific to a Portfolio or a class are charged directly to that Portfolio or class. Other operating expenses shared by several Portfolios are generally allocated among those Portfolios based on average net assets. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Each Portfolio’s shares may be offered to insurance company separate accounts serving as investment options under Variable Contracts, Qualified Plans outside the separate account context, custodial accounts, certain investment advisers and their affiliates in connection with the creation or management of the Portfolios, other investment companies and other investors, as permitted.

ING Investments, LLC serves as the investment adviser (“ING Investments” or the “Investment Adviser”) to the Portfolios. ING Investment Management Co. serves as the Sub-Adviser (“ING IIM” or the “Sub-Adviser”) to the Portfolios. ING Funds Services, LLC serves as the administrator (“IFS” or the “Administrator”) for the Portfolios. ING Investments Distributor, LLC (“IID” or the “Distributor”) serves as the principal underwriter to the Portfolios.

The Investment Adviser, the Sub-Adviser, IFS and IID are indirect, wholly-owned subsidiaries of ING Groep N.V. (“ING Groep”). ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services.

ING Groep has adopted a formal restructuring plan that was approved by the European Commission in November 2009 under which the ING life insurance businesses, including the retirement services and investment management businesses, which include the Investment Adviser and its affiliates, would be separated from ING Groep by the end of 2013. To achieve this goal, ING Groep announced in November 2010 that it plans to pursue two separate initial public offerings: one a U.S. focused offering that would include U.S. based insurance, retirement services, and investment management operations; and the other a European based offering for European and Asian based insurance and investment management operations. There can be no assurance that the restructuring plan will be carried out through two offerings or at all.

The restructuring plan and the uncertainty about its implementation, whether implemented through the planned public offerings or through other means, in whole or in part, may be disruptive to the businesses of ING entities, including the ING entities that service the Portfolios, and may cause, among other things, interruption or reduction of business and services, diversion of management’s attention from day-to day operations, and loss of key employees or customers. A failure to complete the offerings or other means of implementation on favorable terms could have a material adverse impact on the operations of the businesses subject to the restructuring plan. The restructuring plan may result in the Investment Adviser’s and/or Sub-Adviser’s loss of access to services and resources of ING Groep, which could adversely affect their businesses and profitability. In addition, the divestment of ING businesses, including the Investment Adviser and Sub-Adviser, may potentially be deemed a “change of control” of each entity. A change of control would result in the termination of the Portfolios’

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 1 — ORGANIZATION (continued)

advisory and sub-advisory agreements, which would trigger the necessity for new agreements that would require approval of the board, and may trigger the need for shareholder approval. Currently, the Investment Adviser does not anticipate that the restructuring will have a material adverse impact on the Portfolios or their operations and administration.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Such policies are in conformity with U.S. generally accepted accounting principles (“GAAP”) for investment companies.

A. Security Valuation. All investments in Underlying Funds are recorded at their estimated fair value, as described below. The valuations of the Portfolios’ investments in Underlying Funds are based on the net asset value of the Underlying Funds each business day.

Fair value is defined as the price that a Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each investment asset or liability of a Portfolio is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and unobservable inputs, including the sub-adviser’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality which are valued at amortized cost, which approximates fair value, are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing each Portfolio’s investments under these levels of classification is included following the Portfolio of Investments.

For the six months ended June 30, 2011, there have been no significant changes to the fair valuation methodologies.

The Portfolios classify each of their investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds.

B. Security Transactions and Revenue Recognition. Security transactions are accounted for on trade date. Dividend income received from the affiliated funds is recognized on the ex-dividend date and is recorded as income distributions in the Statement of Operations. Capital gain distributions received from the affiliated funds are recognized on ex-dividend date and are recorded on the Statement of Operations as such. Costs used in determining realized gains and losses on the sales of investment securities are on the basis of specific identification.

C. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Dividends from net investment income and capital gains, if any, are declared and paid annually by the Portfolios. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies.

D. Federal Income Taxes. It is the policy of each Portfolio to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to their shareholders. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. Therefore, no federal income tax provision is required. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expired.

E. Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

F. Indemnifications. In the normal course of business, the Company may enter into contracts that provide certain indemnifications. The Company’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the six months ended June 30, 2011, the cost of purchases and the proceeds from the sales of the Underlying Funds, were as follows:

	Purchases	Sales
Strategic Allocation Conservative	$16,585,501	$24,682,776
Strategic Allocation Growth	24,871,936	42,539,799
Strategic Allocation Moderate	25,989,123	38,926,037

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

The Portfolios entered into an investment management agreement (“Investment Management Agreement”) with the Investment Adviser.

During periods when each Portfolio invests all, or substantially all of its assets in another investment company, the Investment Management Agreement compensates the Investment Adviser with a fee of 0.08%, computed daily and payable monthly, based on the average daily net assets of each Portfolio.

During periods when the Portfolios invest directly in investment securities, each Portfolio pays the Investment Adviser a fee of 0.60%, computed daily and payable monthly, based on the amount of average daily net assets of each Portfolio invested in such direct investment.

The Investment Adviser entered into a sub-advisory agreement with ING IM. Subject to such policies as the Board or the Investment Adviser may determine, ING IM manages the Portfolios’ assets in accordance with the Portfolios’ investment objectives, policies, and limitations.

Pursuant to the Administration Agreement, IFS acts as administrator and provides certain administrative and shareholder services necessary for Portfolio operations and is responsible for the supervision of other service providers. IFS is entitled to receive from each Portfolio a fee at an annual rate of 0.055% on the first $5 billion of daily net assets and 0.03% thereafter.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Class S shares of the Portfolios have adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), whereby the Distributor is compensated by each Portfolio for expenses incurred in the distribution of each Portfolio’s Class S shares. Pursuant to the 12b-1 Plan, the Distributor is entitled to a payment each month to compensate for expenses incurred in the distribution and promotion of each Portfolio’s S shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees paid to securities dealers who have executed a distribution agreement with the Distributor. Under the 12b-1 Plan, Class S shares of the Portfolios pay the Distributor a fee calculated at an annual rate of 0.25% of average daily net assets.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES

At June 30, 2011, the Portfolios had the following amounts recorded as payable to affiliates on the accompanying Statements of Assets and Liabilities (see Notes 4 and 5):

Portfolio	Accrued Investment Management Fees	Accrued Administrative Fees	Accrued Shareholder Service and Distribution Fees	Total
Strategic Allocation Conservative	$5,711	$3,926	$301	$9,938
Strategic Allocation Growth	10,586	7,278	206	18,070
Strategic Allocation Moderate	10,529	7,239	282	18,050

At June 30, 2011, the following wholly-owned subsidiaries of ING Groep owned more than 5% of the following Portfolios:

Subsidiary	Portfolio	Percentage
ING Life Insurance and Annuity Company	Strategic Allocation Conservative	91.90%
	Strategic Allocation Growth	93.68%
	Strategic Allocation Moderate	91.97%
Reliaster Life Insurance Company	Strategic Allocation Moderate	5.86%

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. The 1940 Act defines affiliates as companies that are under common control. Therefore, because the Portfolios have a common owner that owns over 25% of the outstanding securities of the Portfolios, they may be deemed to be affiliates of each other. Investment activities of these shareholders could have a material impact on the Portfolios.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES (continued)

The Company has adopted a Deferred Compensation Plan (“Policy”), which allows eligible non-affiliated directors as described in the Policy to defer the receipt of all or a portion of the directors’ fees payable. Amounts deferred are treated as though invested in various “notional” funds advised by ING Investments until distribution in accordance with the Policy.

NOTE 7 — EXPENSE LIMITATION AGREEMENTS

ING Investments entered into written expense limitation agreements (“Expense Limitation Agreements”) with each of the Portfolios whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, brokerage commissions and extraordinary expenses to the levels listed below:

Portfolio(1)	Class I	Class S
Strategic Allocation Conservative	0.65%	0.90%
Strategic Allocation Growth(2)	0.75%	1.00%
Strategic Allocation Moderate	0.70%	0.95%

(1)

These operating expense limits take into account operating expenses incurred at the underlying fund level. The amount of fees and expenses of an Underlying Fund borne by each Portfolio will vary based on each Portfolio’s allocation of assets to, and the net expenses of, a particular Underlying Fund.

(2)	The side expense limits for the Portfolio are 0.71% and 0.96% for Classes I and S, respectively through April 4, 2012.

The Investment Adviser may at a later date recoup from a Portfolio for management fees waived and other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees and any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations for each Portfolio. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities for each Portfolio.

As of June 30, 2011, the amounts of waived and reimbursed fees that are subject to possible recoupment by the Investment Adviser, and the related expiration dates are as follows:

	June 30,			Total
Portfolio	2012	2013	2014
Strategic Allocation Conservative	$147,667	$80,812	$110,499	$338,978
Strategic Allocation Growth	119,464	129,142	211,857	460,463
Strategic Allocation Moderate	178,821	93,769	172,298	444,888

The Expense Limitation Agreements are contractual and shall renew automatically for one-year terms unless ING Investments provides written notice of the termination of an Expense Limitation Agreement within 90 days of the end of the then current term.

NOTE 8 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	($)	($)	($)	($)
Strategic Allocation Conservative
Class I
06-30-11	452,759	320,868	(1,203,700)	(430,073)	4,776,676	3,394,780	(12,761,749)	(4,590,293)
12-31-10	1,074,341	433,223	(2,426,569)	(919,005)	10,576,222	4,262,914	(23,895,014)	(9,055,878)
Class S
06-30-11	2,276	5,728	(36,600)	(28,596)	23,909	60,314	(384,873)	(300,650)
12-31-10	19,421	7,549	(25,132)	1,838	192,169	73,828	(251,444)	14,553
Strategic Allocation Growth
Class I
06-30-11	184,757	382,969	(1,858,874)	(1,291,148)	1,964,188	4,132,232	(19,712,251)	(13,615,831)
12-31-10	597,463	640,755	(2,434,925)	(1,196,707)	5,618,197	6,132,027	(22,904,041)	(11,153,817)
Class S
06-30-11	4,254	3,882	(88,453)	(80,317)	44,507	41,576	(925,020)	(838,937)
12-31-10	10,647	6,083	(28,218)	(11,488)	98,892	57,848	(256,353)	(99,613)

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 8 — CAPITAL SHARES (continued)

	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	($)	($)	($)	($)
Strategic Allocation Moderate
Class I
06-30-11	327,686	486,249	(1,449,234)	(635,299)	3,449,061	5,188,279	(15,336,815)	(6,699,475)
12-31-10	721,651	692,576	(2,833,775)	(1,419,548)	6,991,461	6,704,131	(27,271,366)	(13,575,774)
Class S
06-30-11	9,983	8,183	(175,940)	(157,774)	105,442	86,901	(1,840,851)	(1,648,508)
12-31-10	38,744	11,666	(53,467)	(3,057)	374,573	112,464	(512,996)	(25,959)

NOTE 9 — LINE OF CREDIT

The Portfolios, in addition to certain other funds managed by the Investment Adviser, have entered into an unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon for an aggregate amount of $100,000,000. The proceeds may be used to: (1) temporarily finance the purchase or sale of securities; or (2) finance the redemption of shares of an investor in the funds. The funds to which the line of credit is available pay a commitment fee equal to 0.10% per annum on the daily unused portion of the committed line amount.

Generally, borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance. The Portfolios did not utilize the line of credit during the six months ended June 30, 2011.

NOTE 10 — CONCENTRATION OF INVESTMENT RISK

All mutual funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. A Portfolio’s risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. For more information regarding the types of securities and investment techniques that may be used by the Portfolios and their corresponding risks, see the Portfolios’ most recent Prospectus and/or the Statement of Additional Information.

The Portfolios are also affected by other kinds of risks, depending on the types of securities held or strategies used by an Underlying Fund.

Asset Allocation. Assets will be allocated among Underlying Funds and markets based on judgements by the Adviser or Sub-Adviser. There is a risk that the Portfolios may allocate assets to an Underlying Fund or market that under performs other funds or asset classes.

Foreign Securities. Investments in foreign securities may entail risks not present in domestic investments. Since securities in which an Underlying Fund may invest are denominated in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Underlying Funds. Foreign investments may also subject the Underlying Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, as well as changes vis-à-vis the U.S. dollar from movements in currency, and changes in security value and interest rate, all of which could affect the market and/or credit risk of the Underlying Funds’ investments.

Emerging Markets Investments. Certain Underlying Funds may invest in emerging markets. Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in countries with an emerging securities market. These risks include: high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries; political and social uncertainties; over-dependence on exports, especially with respect to primary commodities, making these economies vulnerable to changes in commodity prices; overburdened infrastructure and obsolete or unseasoned financial systems; environmental problems; less developed legal systems; and less reliable custodial services and settlement practices.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 11 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Six Months Ended June 30, 2011	Year Ended December 31, 2010
	Ordinary Income	Ordinary Income
Strategic Allocation Conservative	$3,455,094	$4,336,742
Strategic Allocation Growth	4,173,808	6,189,875
Strategic Allocation Moderate	5,275,180	6,816,595

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2010 were:

	Undistributed Ordinary Income	Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards	Expiration Dates
Strategic Allocation Conservative	$3,453,724	$(1,606,697)	$(710,796)	2016
			(12,513,320)	2017
			(970,483)	2018

			$(14,194,599)

Strategic Allocation Growth	4,173,132	4,642,475	(34,617,751)	2017
			(13,221,573)	2018

			$(47,839,324)

Strategic Allocation Moderate	5,273,567	(905,644)	(30,535,699)	2017
			(6,654,643)	2018

			$(37,190,342)

The Portfolios’ major tax jurisdictions are federal and Arizona. The earliest tax year that remains subject to examination by these jurisdictions is 2006.

As of June 30, 2011, no provisions for income tax would be required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Portfolios. In general, the provisions of the Act will be effective for the Portfolios’ fiscal year ending December 31, 2011. Although the Act provides several benefits, including the unlimited carryforward of future capital losses, there may be a greater likelihood that all or a portion of the Portfolios’ pre-enactment capital loss carryforwards may expire without being utilized due to the fact that post-enactment capital losses are required to be utilized before pre-enactment capital loss carryforwards. Relevant information regarding the impact of the Act on the Portfolios, if any, will be contained within the Federal Income Taxes section of the notes to financial statements for the fiscal year ending December 31, 2011.

NOTE 12 — OTHER ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements”. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and the International Financial Reporting Standards (“IFRSs”). The ASU is effective prospectively for interim and annual periods beginning after December 15, 2011. As of June 30, 2011, management of the Portfolios is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting this ASU.

NOTE 13 — SUBSEQUENT EVENTS

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (subsequent events) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. No such subsequent events were identified.

ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED)

Shares		Value	Percentage of Net Assets

AFFILIATED INVESTMENT COMPANIES: 100.0%
387,333	ING Alternative Beta Fund - Class I	$4,372,990	5.0
337,121	ING Clarion Global Real Estate Portfolio - Class I	3,509,426	4.0
425,392	ING Growth and Income Portfolio - Class I	9,690,429	11.1
3,688,773	ING Intermediate Bond Portfolio - Class I	46,146,544	52.7
1,303,851	ING International Index Portfolio - Class I	11,486,924	13.1
273,706	ING MidCap Opportunities Portfolio - Class I	3,528,073	4.0
136,393	ING Small Company Portfolio - Class I	2,633,748	3.0
634,131	ING Tactical Asset Allocation Fund - Class I	6,163,752	7.1
	Total Investments in Affiliated Investment Companies (Cost $76,374,142)*	$87,531,886	100.0
	Liabilities in Excess of Other Assets	(28,599)	—

	Net Assets	$87,503,287	100.0

*	Cost for federal income tax purposes is $84,722,272.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$2,809,614
Gross Unrealized Depreciation	—

Net Unrealized Appreciation	$2,809,614

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011
Asset Table
Investments, at value
Affiliated Investment Companies	$87,531,886	$—	$—	$87,531,886

Total Investments, at value	$87,531,886	$—	$—	$87,531,886

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

See Accompanying Notes to Financial Statements

ING STRATEGIC ALLOCATION GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED)

Shares		Value	Percentage of Net Assets

AFFILIATED INVESTMENT COMPANIES: 100.0%
1,007,056	ING Alternative Beta Fund - Class I	$11,369,667	7.0
782,618	ING Clarion Global Real Estate Portfolio - Class I	8,147,054	5.0
1,580,046	ING Growth and Income Portfolio - Class I	35,993,450	22.0
1,680,239	ING Intermediate Bond Portfolio - Class I	21,019,796	12.9
4,470,745	ING International Index Portfolio - Class I	39,387,261	24.1
1,143,957	ING MidCap Opportunities Portfolio - Class I	14,745,602	9.0
675,489	ING Small Company Portfolio - Class I	13,043,692	8.0
2,018,980	ING Tactical Asset Allocation Fund - Class I	19,624,484	12.0
	Total Investments in Affiliated Investment Companies (Cost $139,335,481)*	$163,331,006	100.0
	Liabilities in Excess of Other Assets	(42,194)	—

	Net Assets	$163,288,812	100.0

*	Cost for federal income tax purposes is $151,243,791.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$12,087,215
Gross Unrealized Depreciation	—

Net Unrealized Appreciation	$12,087,215

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011
Asset Table
Investments, at value
Affiliated Investment Companies	$163,331,006	$—	$—	$163,331,006

Total Investments, at value	$163,331,006	$—	$—	$163,331,006

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

See Accompanying Notes to Financial Statements

ING STRATEGIC ALLOCATION MODERATE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED)

Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: 100.0%
AFFILIATED INVESTMENT COMPANIES: 100.0%
857,745	ING Alternative Beta Fund - Class I	$9,683,945	6.0
777,667	ING Clarion Global Real Estate Portfolio - Class I	8,095,515	5.0
999,123	ING Growth and Income Portfolio - Class I	22,760,030	14.1
4,238,423	ING Intermediate Bond Portfolio - Class I	53,022,673	32.8
3,516,810	ING International Index Portfolio - Class I	30,983,095	19.1
757,749	ING MidCap Opportunities Portfolio - Class I	9,767,388	6.0
419,509	ING Small Company Portfolio - Class I	8,100,713	5.0
2,006,168	ING Tactical Asset Allocation Fund - Class I	19,499,954	12.0
	Total Mutual Funds (Cost $139,334,756)	161,913,313	100.0
	Liabilities in Excess of Other Assets	(29,334)	—

	Net Assets	$161,883,979	100.0

*	Cost for federal income tax purposes is $155,332,504.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$6,580,809
Gross Unrealized Depreciation	—

Net Unrealized Appreciation	$6,580,809

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011
Asset Table
Investments, at value
Affiliated Investment Companies	$161,913,313	$—	$—	$161,913,313

Total Investments, at value	$161,913,313	$—	$—	$161,913,313

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

See Accompanying Notes to Financial Statements

Investment Adviser

ING Investments, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

Distributor

ING Investments Distributor, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

Administrator

ING Funds Services, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

Transfer Agent

BNY Mellon Investment Servicing (U.S.) Inc.

301 Bellevue Parkway

Willmington, Delaware 19809

Custodian

The Bank of New York Mellon

One Wall Street

New York, New York 10286

Legal Counsel

Goodwin Procter LLP

Exchange Place

53 State Street

Boston, Massachusetts 02109

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable universal life insurance policy or variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable universal life policy or variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPSAR-SAIS	(0611-082211)

ITEM 2.	CODE OF ETHICS.

Not required for semi-annual filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not required for semi-annual filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for semi-annual filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required for semi-annual filing.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board has a Nominating Committee for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board. The Committee currently consists of all Independent Trustees of the Board (6 individuals). The Nominating Committee operates pursuant to a Charter approved by the Board. The primary purpose of the Nominating Committee is to consider and present to the Board the candidates it proposes for nomination to fill vacancies on the Board. In evaluating candidates, the Nominating Committee may consider a variety of factors, but it has not at this time set any specific minimum qualifications that must be met. Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination.

The Nominating Committee is willing to consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews its own nominees. A shareholder nominee for director should be submitted in writing to the Fund’s Secretary. Any such shareholder nomination should include at a minimum the following information as to each individual proposed for nomination as trustee: such individual’s written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a trustee (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of trustees, or is otherwise required, in each case under applicable federal securities laws, rules and regulations.

The Secretary shall submit all nominations received in a timely manner to the Nominating Committee. To be timely, any such submission must be delivered to the Fund’s Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either disclosure in a press release or in a document publicly filed by the Fund with the Securities and Exchange Commission.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.
(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.
(a)(3)	Not required for semi-annual filing.
(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Strategic Allocation Portfolios, Inc.

By	/s/ Shaun P. Mathews
Shaun P. Mathews President and Chief Executive Officer

Date: September 2, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews President and Chief Executive Officer

Date: September 2, 2011

By	/s/ Todd Modic
Todd Modic Senior Vice President and Chief Financial Officer

Date: September 2, 2011